UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                --------------------------------

Check here if Amendment / /; Amendment Number:
                                                --------------------
   This Amendment (Check only one.):  / /   is a restatement.
                                      / /   adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          TCG Holdings, L.L.C.
               ------------------------------------------------------
Address:       c/o The Carlyle Group
               ------------------------------------------------------
               1001 Pennsylvania Avenue, NW
               ------------------------------------------------------
               Suite 220 S.
               ------------------------------------------------------
               Washington, DC  20004-2505
               ------------------------------------------------------

Form 13F File Number:  28-12410
                          --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daniel A. D'Aniello
                 -------------------------------------------------
Title:           Managing Director
                 -------------------------------------------------
Phone:           202-729-5626
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello             Washington, DC            November 14, 2008
---------------------------  -----------------------------  --------------------
         Signature                   City, State                    Date



/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number            Name

   28-
       --------------------      --------------------------------------

                          ---------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                           -----------------------------------

Form 13F Information Table Entry Total:     10
                                           -----------------------------------

Form 13F Information Table Value Total:     $7,732
                                           -----------------------------------
                                                      (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  No.         Form 13F File Number          Name

  1           28-12429                      Carlyle Investment Management L.L.C.
  -----       -----------------------       ------------------------------------



                                                     FORM 13-F INFORMATION TABLE

      COLUMN 1          COLUMN 2       COLUMN 3    COLUMN 4             COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
------------------ ---------------- ----------- ---------- ------------------------ ------------- --------- ------------------------
                                                  VALUE     SHRS OR   SH/    PUT/     INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER   TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN    CALL     DISCRETION  MANAGERS  SOLE     SHARED    NONE
------------------ ---------------- ----------- ---------- ------------------------ ------------- --------- ------  --------  -----
Blackboard Inc      Com             091935502    $3,111     77,218    SH     --    Shared-           1              77,218
                                                                                   Defined

Clearwire Corp      CL A            185385309    $891       75,000    SH     --    Shared-           1              75,000
                                                                                   Defined
American Tower
Corp                CL A            029912201    $378       10,500    SH     --    Shared-           1              10,500
                                                                                   Defined

Comcast Corp New    CL A            20030N101    $982       50,000    SH     --    Shared-           1              50,000
                                                                                   Defined

Huntsman Corp       Com             447011107    $33        30,000    SH     --    Shared-           1              30,000
                                                                                   Defined

Owens Corning New   Com             690742101    $837       35,000    SH     --    Shared-           1              35,000
                                                                                   Defined
Time Warner
Cable Inc           CL A            88732J108    $448       18,500    SH     --    Shared-           1              18,500
                                                                                   Defined

SPDR Series Trust   S&P             78464A888    $295       15,000    SH     --    Shared-           1              15,000
                    Homebuild                                                      Defined

Proshares Tr        Real Est Pro    74347R552    $385        5,000    SH     --    Shared-
                                                                                   Defined           1              5,000

XTO Energy Inc      Com             98385X106    $372       8,000     SH     --    Shared-           1              8,000
                                                                                   Defined
------------------------------------------------------------------------------------------------------------------------------------



                                                                  3